Financial instruments and risk management - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Transfers between Level 1 and Level 2	$ 0	$ 0
Transfers between Level 2 and Level 3	$ 0	$ 0